Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 332,371	₨ 326,571	₨ 299,774
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	282,983	279,356	251,818
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	31,236	30,763	30,972
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 18,152	₨ 16,452	₨ 16,984